Equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 509	€ 577	€ 297
Debit part of net income attributable to non-controlling interests.	(38)	(33)	(63)
Total part of net income attributable to non-controlling interests	471	545	233
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	269	243	197
Orange Polska [Member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	94	222
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	50	53	43
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	33	19	10
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	29	16	11
Romania
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	(33)
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 20	12	26
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.		€ (22)	(51)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.			€ (3)